SHORT-TERM BANK LOANS - Several bank loans primarily (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SHORT-TERM BANK LOANS
Restricted cash pledged for short-term loans	$ 169,696	¥ 1,166,744	¥ 1,502,866
Weighted average interest rate (as a percent)	4.80%	4.80%	4.32%